UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 Form 13F-HR/A

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          June 30, 2009


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Debbie Powell                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:
                                                     (thousands)




List of Other Included Managers:

ISSUER                           SYMBOL     CUSIP          VALUE         SH/PRN    INVESTMENT  OTHER      VOTING AUTHORITY
                                                          1,000.00       AMOUNT    DISCRETION   MGRS    SOLE     SHARED  NONE
Ishares Tr Lehman   U S Aggreg     AGG     464287226     2,035,713.00     19,929        Yes      No                      No
Barclays Bk Plc Ipath Index Lk     DJP     06738C778     1,776,072.00     47,821        Yes      No                      No
iShares MSCI Emerging Markets      EEM     464287234     2,983,415.00      92566        Yes      No                      No
Ishares Trust EAFE Index Fund      EFA     464287465    21,071,382.00    460,002        Yes      No                      No
Ishares Trust MSCI Index           EFG     464288885       450,122.00      9,745        Yes      No                      No
Ishares Tr Msci Eafe Value Ind     EFV     464288877       454,171.00     10,770        Yes      No                      No
Ishares Inc Msci Malaysia Free     EWM     464286830        52,403.20      5,888        Yes      No                      No
Ishares Tr Dow Jones US Region     IAT     464288778       165,412.00      9,501        Yes      No                      No
Ishares Tr Cohen & Steers Real     ICF     464287564     2,641,732.00     73,554        Yes      No                      No
Ishares Tr S&P Midcap              IJH     464287507         9,650.93        167        Yes      No                      No
Ishares Tr S&P Smallcap            IJR     464287804        18,482.88        487        Yes      No                      No
iShares S&P 500 Barra Value Fu     IVE     464287408     1,347,853.00     30,872        Yes      No                      No
iShares S&P 500 Barra Growth F     IVW     464287309     1,080,741.00     22,624        Yes      No                      No
Ishares Tr  Russell Microcap       IWC     464288869       504,589.00     15,346        Yes      No                      No
iShares Russell 1000 Val           IWD     464287598    22,893,664.00    481,060        Yes      No                      No
iShares Russell 1000 Gwt           IWF     464287614    18,992,190.00    462,885        Yes      No                      No
iShares Russell 2000               IWM     464287655       315,041.00      6,168        Yes      No                      No
iShares Russell 2000 Value Ind     IWN     464287630     9,676,086.00    207,954        Yes      No                      No
Ishares Russell 2000 Growth In     IWO     464287481     6,136,845.00    108,253        Yes      No                      No
Ishares Tr Russell Midcap Valu     IWS     464287473       117,369.00      4,050        Yes      No                      No
iShares Russell 3000 Index Fun     IWV     464287689        12,228.00        227        Yes      No                      No
Ishares Trust USD                  IYR     464287739       794,515.00     24,507        Yes      No                      No
Ishares Tr Large Growth Index      JKE     464287119       197,718.00      4,166        Yes      No                      No
Ishares Tr Large Value Index F     JKF     464288109        46,675.00      1,016        Yes      No                      No
Ishares Tr Small Growth Index      JKK     464288604        65,943.00      1,204        Yes      No                      No
Ishares Tr Small Value Index F     JKL     464288703       194,649.00      3,958        Yes      No                      No
Ishares Tr Kld Select Social       KLD     464288802        68,947.00      1,728        Yes      No                      No
Ishares Tr  1-3 Yr  Treas Inde     SHY     464287457        79,273.00        947        Yes      No                      No

